Changes in Consolidated Stockholders' Equity (USD $) In Millions, unless otherwise specified		Total	Common Stock	Treasury stock	Profit employed in the business	Accumulated other comprehensive income (loss)	Noncontrolling interests
Balance at Dec. 31, 2011		$ 12,929	$ 4,273	$ (10,281)	$ 25,219	$ (6,328)	$ 46
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies		5,722	0	0	5,681	0	41
Foreign currency translation, net of tax		60	0	0	0	83	(23)
Pension and other postretirement benefits, net of tax		(280)	0	0	0	(285)	5
Derivative financial instruments, net of tax		(32)	0	0	0	(32)	0
Available-for-sale securities, net of tax		23	0	0	0	22	1
Change in ownership from noncontrolling interests		(4)	0	0	0	0	(4)
Dividends declared		(1,319)	0	0	(1,319)	0	0
Distribution to noncontrolling interests		(6)	0	0	0	0	(6)
Common shares issued from treasury stock for stock-based compensation: 10,106,542, 6,258,692 and 7,515,149 for the years ended December 31, 2014, 2013 and 2012, respectively		52	(155)	207	0	0	0
Stock-based compensation expense		245	245	0	0	0	0
Net excess tax benefits from stock-based compensation		192	192	0	0	0	0
Cat Japan share redemption	[1]	0	(74)	0	(23)	107	(10)
Balance at Dec. 31, 2012		17,582	4,481	(10,074)	29,558	(6,433)	50
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies		3,803	0	0	3,789	0	14
Foreign currency translation, net of tax		(277)	0	0	0	(280)	3
Pension and other postretirement benefits, net of tax		2,762	0	0	0	2,762	0
Derivative financial instruments, net of tax		37	0	0	0	37	0
Available-for-sale securities, net of tax		16	0	0	0	16	0
Change in ownership from noncontrolling interests		7	(6)	0	0	0	13
Dividends declared		(1,493)	0	0	(1,493)	0	0
Distribution to noncontrolling interests		(13)	0	0	0	0	(13)
Common shares issued from treasury stock for stock-based compensation: 10,106,542, 6,258,692 and 7,515,149 for the years ended December 31, 2014, 2013 and 2012, respectively		128	(92)	220	0	0	0
Stock-based compensation expense		231	231	0	0	0	0
Net excess tax benefits from stock-based compensation		95	95	0	0	0	0
Common shares repurchased: 41,762,325 and 23,484,843 shares for years ended December 31, 2014 and 2013, respectively	[2]	(2,000)	0	(2,000)	0	0	0
Balance at Dec. 31, 2013		20,878	4,709	(11,854)	31,854	(3,898)	67
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies		3,711	0	0	3,695	0	16
Foreign currency translation, net of tax		(1,164)	0	0	0	(1,164)	0
Pension and other postretirement benefits, net of tax		(1,255)	0	0	0	(1,255)	0
Derivative financial instruments, net of tax		(114)	0	0	0	(114)	0
Available-for-sale securities, net of tax		0	0	0	0	0	0
Change in ownership from noncontrolling interests		4	0	0	0	0	4
Dividends declared		(1,662)	0	0	(1,662)	0	0
Distribution to noncontrolling interests		(7)	0	0	0	0	(7)
Common shares issued from treasury stock for stock-based compensation: 10,106,542, 6,258,692 and 7,515,149 for the years ended December 31, 2014, 2013 and 2012, respectively		239	(127)	366	0	0	0
Stock-based compensation expense		254	254	0	0	0	0
Net excess tax benefits from stock-based compensation		180	180	0	0	0	0
Common shares repurchased: 41,762,325 and 23,484,843 shares for years ended December 31, 2014 and 2013, respectively	[2]	(4,238)	0	(4,238)	0	0	0
Balance at Dec. 31, 2014		$ 16,826	$ 5,016	$ (15,726)	$ 33,887	$ (6,431)	$ 80

[1]	1 See Note 25 regarding the Cat Japan share redemption.
[2]	2 See Note 16 regarding shares repurchased.